MML SERIES INVESTMENT FUND
MML Blue Chip Growth Fund
MML Equity Income Fund
MML Equity Index Fund
MML Focused Equity Fund
MML Foreign Fund
MML Fundamental Growth Fund
MML Fundamental Value Fund
MML Global Fund
MML Growth & Income Fund
MML Income & Growth Fund
MML International Equity Fund
MML Large Cap Growth Fund
MML Managed Volatility Fund
MML Mid Cap Growth Fund
MML Mid Cap Value Fund
MML Small Cap Growth Equity Fund
MML Small Company Value Fund
MML Small/Mid Cap Value Fund
MML Total Return Bond Fund
Supplement dated August 14, 2019 to the
Statement of Additional Information dated May 1, 2019
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective August 9, 2019, the information for Tina Wilson on pages B-52 and B-53 under the heading Principal Officers in the section titled Management of the Trust is hereby deleted.
Effective August 9, 2019, the following information replaces similar information for Eric H. Wietsma found on page B-52 under the heading Principal Officers in the section titled Management of the Trust:
Eric H. WietsmaPresident of the Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 52
Officer since 2006
Officer of 109 portfolios in fund complex
President (2013-2018, since 2019), Vice President (2018-2019), Director (since 2013), MML Advisers; Head of Workplace Operations (since 2018), Senior Vice President (2010-2018), MassMutual; President (since 2008), Vice President (2006-2008), MassMutual Select Funds (open-end investment company); President (since 2008), Vice President (2006-2008), MassMutual Premier Funds (open-end investment company); President (since 2019), Vice President (2006-2019), MML Series Investment Fund II (open-end investment company).
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L7352-19-01

MML SERIES INVESTMENT FUND
MML Conservative Allocation Fund
MML Balanced Allocation Fund
MML Moderate Allocation Fund
MML Growth Allocation Fund
MML Aggressive Allocation Fund
MML American Funds Growth Fund
MML American Funds International Fund
MML American Funds Core Allocation Fund
Supplement dated August 14, 2019 to the
Statement of Additional Information dated May 1, 2019
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective August 9, 2019, the information for Tina Wilson on page B-58 under the heading Principal Officers in the section titled Management of the Trust is hereby deleted.
Effective August 9, 2019, the following information replaces similar information for Eric H. Wietsma found on page B-58 under the heading Principal Officers in the section titled Management of the Trust:
Eric H. Wietsma President of the Trust
100 Bright Meadow Blvd.
Enfield, CT 06082-1981
Age: 52
Officer since 2006
Officer of 109 portfolios in fund complex
President (2013-2018, since 2019), Vice President (2018-2019), Director (since 2013), MML Advisers; Head of Workplace Operations (since 2018), Senior Vice President (2010-2018), MassMutual; President (since 2008), Vice President (2006-2008), MassMutual Select Funds (open-end investment company); President (since 2008), Vice President (2006-2008), MassMutual Premier Funds (open-end investment company); President (since 2019), Vice President (2006-2019), MML Series Investment Fund II (open-end investment company).
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L8086-19-02